CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (3,644,804)	$ (2,022,495)
Adjustments to reconcile net loss to net cash used in operating activities:
Revision adjustments	0	66,217
Depreciation	60,000	70,440
Amortization of debt discount	38,048	42,005
Stock based compensation	1,692,907	225,775
Non-cash lease expense	91,761	123,111
Paycheck Protection Program loan forgiveness	(160,073)	(178,158)
Issuance of common shares for accrued interest	43,750	0
Increase (decrease) in liabilities:
Accounts receivable	50,540	34,448
Inventory	(31,123)	(2,371)
Prepaid expenses and other assets	1,581	338
Accounts payable and accrued expenses	129,188	55,154
Accounts payable, related party	79,340	30,804
Operating lease liability	(73,027)	(131,592)
Contract liability	(19,419)	25,905
Net cash used in operating activities	(1,741,331)	(1,660,419)
Cash flows from investing activities
Purchase of equipment	(953)	(13,039)
Net cash used in investing activities	(953)	(13,039)
Cash flows from financing activities
Proceeds from issuance of non-convertible notes	0	625,000
Repurchase agreement	0	(80,000)
Proceeds from Paycheck Protection Program loan	160,073	178,158
Proceeds from promissory notes, shareholders	260,000
Payments on notes payable	(32,727)	(33,502)
Deposit received for future common stock subscriptions	0	121,055
Proceeds from exercise of warrants	355,250	327,500
Proceeds from issuance of common stock	674,030	511,875
Net cash provided by financing activities	1,416,626	1,650,086
Net decrease in cash	(325,658)	(23,372)
Cash - beginning	595,732	619,104
Cash - ending	270,074	595,732
Supplemental disclosures:
Interest paid	8,376	29,411
Income taxes paid	0	0
Non-cash investing and financing activities:
Conversion of series A preferred stock to common stock	40	140
Conversion of series B preferred stock to common stock	556	323
Cancellation and renegotiation of leases	1,347	157,829
Issuance of detachable warrants with Debt	0	80,053
Issuance of Stock Repurchase Note Payable	0	200,000
Issuance of common stock in exchange for interest payable	$ 43,750	$ 0